Related party transactions (Details) ¥ in Thousands, $ in Thousands		9 Months Ended
	May 10, 2019 USD ($) shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2014
Related party transactions
Amount due to related parties		¥ (285,559)		$ (39,951)	¥ (215,614)
Amount due from related parties		10,221,119		$ 1,429,987	3,136,265
Transaction with Tencent
Related party transactions
Business operation acquired (as a percent)						100.00%
Percentage of equity interest acquired						9.90%
Transaction with Tencent | Common Class A
Related party transactions
Total Consideration | $	$ 250,000
Issues of Ordinary shares | shares	8,127,302
Tencent Group
Related party transactions
Amount due from related parties		1,409,072			862,781
Tencent Group | Commission from cooperation on advertising business
Related party transactions
Revenues		266,775	¥ 229,900
Tencent Group | Services
Related party transactions
Revenues		140,428	217,076
Tencent Group | Services and purchases
Related party transactions
Operating expenses		1,369,599	819,886
Dada Group
Related party transactions
Amount due to related parties		(167,475)			(118,135)
Dada Group | Services and sales of goods
Related party transactions
Revenues		50,191	39,455
Dada Group | Services
Related party transactions
Operating expenses		900,639	592,367
Dada Group | Traffic support marketing and promotion services provided to related parties
Related party transactions
Revenues		46,596	46,597
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(222,629)			(269,225)
Dada Group | Non-compete agreement
Related party transactions
Other income		61,185	58,178
Other liabilities		(301,875)			(354,236)
Bitauto Group | Traffic support marketing and promotion services provided to related parties
Related party transactions
Revenues		453,699	455,539
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(317,422)			(771,121)
Tuniu Group
Related party transactions
Amount due to related parties		(2,192)			(585)
Tuniu Group | Traffic support marketing and promotion services provided to related parties
Related party transactions
Revenues		98,445	98,761
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(116,115)			(214,560)
JD Digits
Related party transactions
Amount of over-due receivable transferred		175,994	193,223
JD Digits | Services and sales of goods
Related party transactions
Revenues		211,691	312,237
JD Digits | Traffic support marketing and promotion services provided to related parties
Related party transactions
Revenues		2,658	42,736
JD Digits | Payment processing and other services
Related party transactions
Operating expenses		3,323,680	2,625,643
Amount due to related party for payment processing services		892,458	721,464
JD Digits | Loan
Related party transactions
Other income		24,482	206,016
Amount due from related parties		3,988,650			4,427,907
JD Digits | Other receivables from/(payables to)
Related party transactions
Amount due to related parties					(525,669)
Amount due from related parties		1,801,221
JD Digits | Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivable transferred with recourse and not derecognized		0	739,923
Accounts receivables transferred without recourse and derecognized		13,484,073	5,048,644
Core fund
Related party transactions
Amount due from related parties		2,840,364			0
Core fund | Services
Related party transactions
Operating expenses		327,007
Core fund | Loan
Related party transactions
Other income		65,889	0
Aihuishou Group
Related party transactions
Amount due to related parties		(34,490)			0
Amount due from related parties		0			2,025
Aihuishou Group | Services and sales of goods
Related party transactions
Revenues		59,790	2,093
Aihuishou Group | Traffic support marketing and promotion services provided to related parties
Related party transactions
Revenues		141,284	¥ 4,022
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(2,007,417)			0
Major related parties
Related party transactions
Amount due to related parties		(204,157)			(118,720)
Amount due from related parties		10,039,307			4,767,044
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(2,867,130)			(1,254,906)
Other liabilities		(301,875)			(354,236)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties		¥ 181,812			¥ 265,421
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets		1.76%		1.76%	1.77%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		¥ 81,402			¥ 168,621
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities		0.06%		0.06%	0.15%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)		0.08%	0.05%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)		0.17%	0.11%
Farfetch Group | Traffic support marketing and promotion services provided to related parties
Related party transactions
Revenues		¥ 18,560	¥ 0
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		¥ (203,547)			¥ 0